Item 1. Schedule of Investments:

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Putnam Tax Smart Equity Fund
The fund's portfolio
7/31/05 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)

Omnicom Group, Inc.	19,600	$1,663,452

Airlines (0.8%)

JetBlue Airways Corp. (NON)	43,300	909,300
Southwest Airlines Co.	89,800	1,274,262

		2,183,562

Banking (8.9%)

Bank of America Corp.	191,500	8,349,400
Commerce Bancorp, Inc.	215,041	7,296,341
U.S. Bancorp	213,181	6,408,221
Washington Mutual, Inc.	74,000	3,143,520

		25,197,482

Beverage (1.2%)

Coca-Cola Co. (The)	75,800	3,317,008

Building Materials (1.1%)

Masco Corp.	95,100	3,224,841

Cable Television (1.1%)

Comcast Corp. Class A (NON)	100,400	3,085,292

Commercial and Consumer Services (4.1%)

Cendant Corp.	132,200	2,823,792
eBay, Inc. (NON)	85,200	3,559,656
Google, Inc. Class A (NON)	3,100	892,056
IAC/InterActiveCorp. (NON)	49,800	1,329,660
Yahoo!, Inc. (NON)	93,500	3,117,290

		11,722,454

Communications Equipment (1.9%)

Cisco Systems, Inc. (NON)	281,255	5,386,033

Computers (6.4%)

Apple Computer, Inc. (NON)	104,489	4,456,456
Dell, Inc. (NON)	181,600	7,349,352
EMC Corp. (NON)	149,700	2,049,393
Hewlett-Packard Co.	151,600	3,732,392
Lexmark International, Inc. Class A (NON)	10,300	645,810

		18,233,403

Conglomerates (2.3%)

3M Co.	22,000	1,650,000
Tyco International, Ltd.	164,100	5,000,127

		6,650,127

Consumer (0.5%)

Eastman Kodak Co.	54,000	1,443,960

Consumer Finance (4.6%)

Capital One Financial Corp.	66,768	5,508,360
Countrywide Financial Corp.	186,050	6,697,800
MBNA Corp.	32,600	820,216

		13,026,376

Consumer Goods (1.4%)

Avon Products, Inc.	120,000	3,925,200

Consumer Services (0.4%)

Alliance Data Systems Corp. (NON)	25,995	1,106,607

Electronics (0.4%)

Amphenol Corp. Class A	23,000	1,024,420

Financial (4.4%)

Chicago Mercantile Exchange Holdings, Inc. (The)	2,600	782,730
Fannie Mae	106,100	5,926,746
Freddie Mac	55,714	3,525,582
PMI Group, Inc. (The)	58,500	2,395,575

		12,630,633

Health Care Services (5.2%)

Aetna, Inc.	24,900	1,927,260
Cardinal Health, Inc.	37,601	2,240,268
Express Scripts, Inc. (NON)	26,100	1,365,030
HCA, Inc.	46,700	2,299,975
Medco Health Solutions, Inc. (NON)	54,400	2,635,136
UnitedHealth Group, Inc.	80,600	4,215,380

		14,683,049

Homebuilding (1.3%)

Lennar Corp.	11,068	744,544
NVR, Inc. (NON)	3,115	2,921,870

		3,666,414

Household Furniture and Appliances (0.3%)

Whirlpool Corp.	11,000	879,780

Insurance (7.0%)

ACE, Ltd. (Bermuda)	33,900	1,566,519
American International Group, Inc.	224,873	13,537,355
Everest Re Group, Ltd. (Barbados)	50,100	4,879,740

		19,983,614

Investment Banking/Brokerage (3.4%)

Bear Stearns Cos., Inc. (The)	24,900	2,542,539
Goldman Sachs Group, Inc. (The)	32,300	3,471,604
Lehman Brothers Holdings, Inc.	34,200	3,595,446

		9,609,589

Leisure (1.4%)

Harley-Davidson, Inc.	73,100	3,888,189

Lodging/Tourism (1.2%)

Las Vegas Sands Corp. (NON)	41,300	1,661,086
Royal Caribbean Cruises, Ltd.	43,800	1,990,710

		3,651,796

Machinery (1.0%)

Caterpillar, Inc.	54,400	2,932,704

Medical Technology (0.4%)

Becton, Dickinson and Co.	17,900	991,123

Metals (1.5%)

Alcoa, Inc.	58,300	1,635,315
BHP Billiton PLC (United Kingdom)	66,815	948,614
United States Steel Corp.	40,700	1,735,855

		4,319,784

Oil & Gas (9.8%)

Amerada Hess Corp.	10,800	1,272,888
Chevron Corp.	60,800	3,527,008
Devon Energy Corp.	37,000	2,075,330
ExxonMobil Corp.	196,632	11,552,130
Marathon Oil Corp.	53,100	3,098,916
Occidental Petroleum Corp.	35,500	2,920,940
Valero Energy Corp.	31,900	2,640,682
XTO Energy, Inc.	24,200	849,178

		27,937,072

Other (1.3%)

S&P 500 Index Depositary Receipts (SPDR Trust Series 1)	29,100	3,600,834

Pharmaceuticals (5.8%)

Johnson & Johnson	115,979	7,418,017
Pfizer, Inc.	257,564	6,825,446
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	66,700	2,094,380

		16,337,843

Photography/Imaging (0.6%)

Xerox Corp. (NON)	131,700	1,739,757

Power Producers (0.5%)

AES Corp. (The) (NON)	94,700	1,519,935

Publishing (0.9%)

McGraw-Hill Companies, Inc. (The)	55,800	2,567,358

Restaurants (1.9%)

McDonald's Corp.	104,000	3,241,680
Yum! Brands, Inc.	41,200	2,156,820

		5,398,500

Retail (6.6%)

AutoZone, Inc. (NON)	7,800	760,032
Best Buy Co., Inc.	34,100	2,612,060
Coach, Inc. (NON)	24,100	846,151
Federated Department Stores, Inc.	1,900	144,153
Home Depot, Inc. (The)	110,929	4,826,521
Lowe's Cos., Inc.	59,984	3,972,140
Office Depot, Inc. (NON)	62,400	1,770,912
Safeway, Inc.	35,900	872,370
Sears Holdings Corp. (NON)	5,500	848,265
Staples, Inc.	91,347	2,079,971

		18,732,575

Schools (0.9%)

Apollo Group, Inc. Class A (NON)	36,200	2,720,430

Shipping (0.3%)

Yellow Roadway Corp. (NON)	14,600	772,486

Software (3.5%)

Adobe Systems, Inc.	82,300	2,439,373
Autodesk, Inc.	34,600	1,182,974
Mercury Interactive Corp. (NON)	18,200	716,534
Oracle Corp. (NON)	261,500	3,551,170
Symantec Corp. (NON)	102,400	2,249,728

		10,139,779

Technology Services (0.8%)

Accenture, Ltd. Class A (Bermuda) (NON)	49,000	1,226,960
Fair Isaac Corp.	30,700	1,155,241

		2,382,201

Textiles (0.7%)

NIKE, Inc. Class B	22,500	1,885,500

Tobacco (2.7%)

Altria Group, Inc.	113,566	7,604,379

Trucks & Parts (0.3%)

Autoliv, Inc. (Sweden)	19,300	859,815

Total common stocks (cost $261,521,178)		$282,625,356

SHORT-TERM INVESTMENTS (0.6%)(a) (cost $1,670,246)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,670,246	$1,670,246

TOTAL INVESTMENTS
Total investments (cost $263,191,424) (b)		$284,295,602

Putnam Tax Smart Equity Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Citigroup Global Markets Limited dated July 8, 2005 to receive/(pay) at maturity the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	$55,778	7/10/06	$5,448

Agreement with Citigroup Global Markets Limited dated July 8, 2005 to receive/(pay) at maturity the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	120,014	7/10/06	13,300

Agreement with Citigroup Global Markets Limited dated July 6, 2005 to receive/(pay) at maturity the notional amount multiplied by the total rate of return of the Federated Department Stores and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	281,473	7/6/06	(1,415)

Agreement with Citigroup Global Markets Limited dated July 6, 2005 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	109,081	7/6/06	11,284

Agreement with Citigroup Global Markets Limited dated July 5, 2005 to receive/(pay) at maturity the notional amount multiplied by the total rate of return of the Federated Department Stores and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	567,141	7/5/06	7,950

Total			$36,567

NOTES
(a)	Percentages indicated are based on net assets of $284,237,919.

(b)

The aggregate identified cost on a tax basis is $264,036,231, resulting in gross unrealized appreciation and depreciation of $29,760,986 and $9,501,615, respectively, or net unrealized appreciation of $20,259,371.

(NON)	Non-income-producing security.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $34,790 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $33,364,765 and $36,250,167, respectively.

At July 31, 2005, liquid assets totaling $1,133,486 have been designated as collateral for open swap contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005